Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000002943
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Asset Fund - Class AAA
C000002942
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Asset Fund - Class C
Average Annual Return, Percent	5.59%	11.65%	10.47%	7.04%
C000034307
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Asset Fund - Class I
C000002940
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Asset Fund - Class A
Average Annual Return, Percent	0.85%	6.97%	9.98%	7.21%
Without Sales Load [Member] | C000002943
Average Annual Return [Line Items]
Average Annual Return, Percent	7.01%	13.52%	11.30%	7.85%
Without Sales Load [Member] | C000002942
Average Annual Return [Line Items]
Average Annual Return, Percent	6.59%	12.65%	10.47%	7.04%
Without Sales Load [Member] | C000034307
Average Annual Return [Line Items]
Average Annual Return, Percent	7.12%	13.76%	11.57%	8.11%
Without Sales Load [Member] | C000002940
Average Annual Return [Line Items]
Average Annual Return, Percent	7.00%	13.49%	11.29%	7.85%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
Dow Jones Industrial Average (DJIA)
Average Annual Return [Line Items]
Average Annual Return, Percent	4.55%	14.72%	13.51%	12.05%
Dow Jones Industrial Average (DJIA)
Average Annual Return [Line Items]
Average Annual Return, Percent	4.55%	14.72%	13.51%	12.05%
Dow Jones Industrial Average (DJIA)
Average Annual Return [Line Items]
Average Annual Return, Percent	4.55%	14.72%	13.51%	12.05%
Dow Jones Industrial Average (DJIA)
Average Annual Return [Line Items]
Average Annual Return, Percent	4.55%	14.72%	13.51%	12.05%